AGILE MULTI-STRATEGY FUND,
a series of Agile Funds, Inc.

4141 Arapahoe Avenue, Suite 207
Boulder, Colorado 80303

December 19, 2003
As supplemented November 26, 2004

PROSPECTUS

        Effective December 1, 2004, the addresses for Tactical Allocation Services, LLC and the Agile Multi-Strategy Fund are deleted throughout the entire prospectus, and replaced by the following address:

4909 Pearl East Circle
Suite #300
Boulder, Colorado 80301

        The Section entitled "Investment Objective, Strategies and Risks—Principal Investment Strategies and Policies" is amended by inserting the following immediately after the bullet point entitled "Other Investment Strategies" on page 10 of the prospectus:

        The Fund may also invest in other investment companies that invest in a manner consistent with the Fund's investment objective, generally through the use of exchange-traded funds ("ETFs"). ETFs are open-end investment companies or unit investment trusts that are registered under the Investment Company Act of 1940. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the Funds may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

        The Section entitled "Investment Objective, Strategies and Risks—Additional Investment Risks" is amended by inserting the following immediately after the bullet point entitled "Warrant Risks" on page 12 of the prospectus:

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  ETF Risks: An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Funds could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally. A pro rata portion of other investment companies' fees and expenses will be borne by the Fund's shareholders. These fees and expenses are in addition to fees charged directly to the Funds in connection with their operations. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

        The Section entitled "Investment Sub-Advisers" commencing on page 15 of the prospectus is amended as follows:

        The paragraph describing Battenkill Asset Management is hereby deleted. On November 18, 2004, the Board of Directors terminated Battenkill as a sub-adviser to the Fund, effective immediately.

        The following is inserted immediately after the paragraph entitled "Denver Money Manager" on page 16 of the prospectus:

Centaur Capital Partners, L.P.

        On November 22, 2004, in connection with the termination of Battenkill, the Adviser entered into an interim sub-advisory agreement with Centaur Capital Partners, L.P. ("Centaur") to manage a portion of the Fund's assets. Centaur is a registered investment adviser located in Dallas, Texas. Centaur manages client funds in discretionary accounts. Centaur does not have prior experience in managing registered investment companies. Total assets under management by Centaur in discretionary accounts were approximately $11.7 million as of October 31, 2004. For the past 6 years, Centaur has managed discretionary client.

Brantley Asset Management

        On November 23, 2004, in connection with the termination of Battenkill, the Adviser has entered into an interim sub-advisory agreement with Brantley Asset Management ("Brantley") to manage a portion of the Fund's assets. Brantley is a registered investment adviser located in Beachwood, Ohio. Brantley manages client funds in discretionary accounts. Brantley does not have prior experience in managing registered investment companies. Total assets under management by Brantley in discretionary accounts were approximately $10.5 million as of September 30, 2004. For the past 8 years, Brantley has managed discretionary client funds in a similar style.

Quantitative Equity Strategies, LLC

        On November 24, 2004, in connection with the termination of Battenkill, the Adviser has entered into an interim sub-advisory agreement with Quantitative Equity Strategies, LLC ("QES") to manage a portion of the Fund's assets. QES is a registered investment adviser located in Highlands Ranch, Colorado. QES manages client funds in discretionary accounts. QES does not have prior experience in managing registered investment companies. Total assets under management by QES in discretionary accounts were approximately $210 million as of September 30, 2004. For the past year, QES has managed discretionary client accounts and has provided trading signals to institutional clients, including the Adviser.

Compass Fund Management, LLC

        On November 22, 2004, in connection with the termination of Battenkill, the Adviser has entered into an interim sub-advisory agreement with Compass Fund Management, LLC ("Compass") to manage a portion of the Fund's assets. Compass is a registered investment adviser located in San Francisco, California. Compass manages client funds in discretionary accounts. Compass does not have prior experience in managing registered investment companies. Total assets under management by Compass in discretionary accounts were approximately $43 million as of September 30, 2004. For the past 12 years, Compass has managed discretionary client accounts.

        Each of these interim sub-advisory agreements will terminate on the 150th day following the termination of the contract with Battenkill, which is April 17, 2004. The Fund intends to seek shareholder approval of sub-advisory agreements with each of these sub-advisers before that termination date.

        Effective December 1, 2004, the address for purchasing and redeeming shares of the Fund is deleted on pages 17 and 19 of the prospectus, and replaced by the following address:

P.O. Box 1355
Denver, CO 80201-1355

STATEMENT OF ADDITIONAL INFORMATION

        Effective December 1, 2004, the addresses for Tactical Allocation Services, LLC and the Agile Multi-Strategy Fund are deleted throughout the entire statement of additional information, and replaced by the following address:

4909 Pearl East Circle
Suite #300
Boulder, Colorado 80301

        The Section entitled "Investment Adviser and Sub-Advisers—Sub-Advisers" commencing on page 19 of the statement of additional information is amended as follows:

        The paragraph describing Battenkill Asset Management on page 20 is hereby deleted. On November 18, 2004, the Board of Directors terminated Battenkill as a sub-adviser to the Fund, effective immediately.

        The following is inserted immediately after the paragraph entitled "Denver Money Manager" on page 20 of the statement of additional information:

        The paragraph describing Battenkill Asset Management is hereby deleted. On November 18, 2004, the Board of Directors terminated Battenkill as a sub-adviser to the Fund, effective immediately.

        The following is inserted immediately after the paragraph entitled "Denver Money Manager" on page 20 of the statement of additional information:

Centaur Capital Partners, L.P.

        On November 22, 2004, in connection with the termination of Battenkill, the Adviser entered into an interim sub-advisory agreement with Centaur Capital Partners, L.P. ("Centaur") to manage a portion of the Fund's assets. Centaur is a registered investment adviser located in Dallas, Texas. Centaur manages client funds in discretionary accounts. Centaur does not have prior experience in managing registered investment companies. Total assets under management by Centaur in discretionary accounts were approximately $11.7 million as of October 31, 2004. For the past 6 years, Centaur has managed discretionary client.

Brantley Asset Management

        On November 23, 2004, in connection with the termination of Battenkill, the Adviser has entered into an interim sub-advisory agreement with Brantley Asset Management ("Brantley") to manage a portion of the Fund's assets. Brantley is a registered investment adviser located in Beachwood, Ohio. Brantley manages client funds in discretionary accounts. Brantley does not have prior experience in managing registered investment companies. Total assets under management by Brantley in discretionary accounts were approximately $10.5 million as of September 30, 2004. For the past 8 years, Brantley has managed discretionary client funds in a similar style.

Quantitative Equity Strategies, LLC

        On November 24, 2004, in connection with the termination of Battenkill, the Adviser has entered into an interim sub-advisory agreement with Quantitative Equity Strategies, LLC ("QES") to manage a portion of the Fund's assets. QES is a registered investment adviser located in Highlands Ranch, Colorado. QES manages client funds in discretionary accounts. QES does not have prior experience in managing registered investment companies. Total assets under management by QES in discretionary accounts were approximately $210 million as of September 30, 2004. For the past year, QES has managed discretionary client accounts and has provided trading signals to institutional clients, including the Adviser.

Compass Fund Management, LLC

        On November 22, 2004, in connection with the termination of Battenkill, the Adviser has entered into an interim sub-advisory agreement with Compass Fund Management, LLC ("Compass") to manage a portion of the Fund's assets. Compass is a registered investment adviser located in San Francisco, California. Compass manages client funds in discretionary accounts. Compass does not have prior experience in managing registered investment companies. Total assets under management by Compass in discretionary accounts were approximately $43 million as of September 30, 2004. For the past 12 years, Compass has managed discretionary client accounts.

        Each of these interim sub-advisory agreements will terminate on the 150th day following the termination of the contract with Battenkill, which is April 17, 2004. The Fund intends to seek shareholder approval of sub-advisory agreements with each of these sub-advisers before that termination date.

        The following is inserted at the end of the section entitled "Purchase, Redemption and Pricing of Shares—Redemption of Shares" on page 26 of the statement of additional information:

        The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act that provides that each series of the Company is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash. The Fund may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. Shareholders who receive redemption in kind may incur additional costs when they convert the securities or property received to cash and may receive less than the redemption value of their shares, particularly where the securities are sold prior to maturity.